Investment properties - Summary of changes in investment properties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in investment property [abstract]
Beginning balance		₩ 327,696	₩ 257,806
Acquisition		80,103	3,582
Disposal		(5,507)	(1,854)
Depreciation		(16,922)	(15,063)	₩ (15,058)
Impairment loss recognized		(694)	0
Amounts transferred from property and equipment		4,829	77,752
Amounts transferred from(to) assets held for sale	[1]	(52,138)	5,551
Effects of foreign currency adjustments		6,279	(78)
Effects of business combinations		267,974	0
Ending balance		₩ 611,620	₩ 327,696	₩ 257,806

[1]	Comprise buildings and land, etc.